SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE 1
Schedule of balance sheet

	As of December 31

	2021	2022
ASSETS
Current assets
Cash and cash equivalents	21,442	16,620
Prepaid expenses and other current assets	1,019	334
Amount due from related parties	36,147	37,090
Total current assets	58,608	54,044

Non-current assets
Investment in subsidiaries and VIEs	8,888	(28,116)
TOTAL ASSETS	67,496	25,928

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	25	50
Total current liabilities	25	50

Non-current liabilities
Other non-current liabilities	—	—
TOTAL LIABILITIES	25	50

MEZZANINE EQUITY
Redeemable non-controlling interests	—	—

SHAREHOLDERS’ EQUITY
Ordinary shares	29	29
Treasury stock	(8,667)	(7,445)
Additional paid-in capital	136,504	135,060
Statutory reserve	5,164	5,293
Accumulated deficit	(65,559)	(107,059)
TOTAL SHAREHOLDERS’ EQUITY	67,471	25,878
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL SHAREHOLDERS’ EQUITY	67,496	25,928

Schedule of statement of operation and comprehensive income

	Years ended December 31
	2020	2021	2022
Operating expenses:
General and administrative expenses	4,508	4,071	4,397
Total operating expenses	4,508	4,071	4,397

Operating loss	(4,508)	(4,071)	(4,397)

Interest income	252	67	30
Equity in earnings of subsidiaries and VIEs	(33,024)	10,794	(37,004)

Loss before loss from equity method investments	(37,280)	6,790	(41,371)
Net (loss) income	(37,280)	6,790	(41,371)
Other comprehensive income (loss)	—	—	—
Comprehensive (loss) income	(37,280)	6,790	(41,371)

Schedule of statement of cashflows

	Years ended December 31
	2020	2021	2022

Net CASH (USED IN) GENERATED BY OPERATIING ACTIVITIES	(173)	(2,665)	(4,822)
CASH FLOWS FROM INVESTING ACTIVITIES	—	—	—
CASH FLOWS FROM FINANCING ACTIVITIES	—	—	—
Net (decrease) increase in cash and cash equivalents, and restricted cash	(173)	(2,665)	(4,822)
Cash and cash equivalents , and restricted cash at beginning of the year	24,280	24,107	21,442
Cash and cash equivalents, and restricted cash at end of the year	24,107	21,442	16,620